Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Parenthetical) (Details) £ in Millions	12 Months Ended	13 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2017	Mar. 31, 2018 GBP (£)
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, principal amount	$ 3,500,000
2.5% Secured Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, reimbursable monthly principal payments	89,286
Short-term investments pledged for loan	2,350,000
Loans, transaction costs	$ 197,789
2.5% Secured Loan | Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis	2.50%	3.25%	2.50%
2.5% Secured Loan | December 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan final payment	$ 3,314,276
Balance of Purchase Price Amount Bearing 5% Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, interest rate	5.00%		5.00%
Balance of Purchase Price Amount Bearing 5% Interest | March 2016 to Septmber 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan final payment	$ 74,096
Borrowings, reimbursable quarterly principal payments	$ 93,750
Balance of Purchase Price Amount Bearing 7% Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis	2.50%		2.50%
Loans and borrowings, interest rate	7.00%		7.00%
Loans and borrowings, principal amount	$ 2,501,016
Authorized bank line of credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, principal amount	$ 1,800,000
Borrowings expiration date	Aug. 31, 2018	Aug. 31, 2018
Authorized bank line of credit | Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis	1.00%		1.00%
Finance Lease Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, payable in monthly instalments	$ 2,345
Borrowings maturity	November 2018 and March 2019	November 2018 and March 2019
Finance Lease Liabilities | Bottom of range
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, interest rate	6.25%	7.13%	6.25%
8% Secured Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, interest rate	8.00%		8.00%
Loans and borrowings, principal amount	$ 12,500,000
12% Secured Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, interest rate	12.00%		12.00%
Loans and borrowings, principal amount	$ 3,822,000		£ 2.1